Convertible Notes (Details) - USD ($)		1 Months Ended			2 Months Ended	3 Months Ended		10 Months Ended	12 Months Ended
	Oct. 29, 2013	Sep. 30, 2015	Jan. 31, 2015	Sep. 30, 2014	Nov. 30, 2013	Nov. 30, 2014	Jul. 31, 2014	Jul. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Convertible Notes
Outstanding notes and accrued interest converted into shares of preferred stock											$ 11,582,000
Loss on extinguishment of convertible notes										$ 86,000	1,234,000
Common Stock Warrants issued with Convertible Notes
Convertible Notes
Exercise price of warrants issued (in dollars per share)				$ 504.00			$ 504.00	$ 504.00
Number of shares of common stock for which warrants were issued				5,413
Fair value of warrants at issuance				$ 1,000
Number of warrants net exercised			3,732
Number of warrants exercised			610
Number of warrants expired			1,071
Common Stock Warrants issued with Convertible Notes | Maximum
Convertible Notes
Exercise price of warrants issued (in dollars per share)							$ 1,566.00	$ 1,566.00
Convertible Notes
Convertible Notes
Maximum aggregate principal amount	$ 25,000,000
Issuance of convertible notes					$ 13,472,000		$ 4,720,000
Minimum internal rate of return (as a percent)	20.00%
Conversion price as a percentage of the stock price paid by other investors	85.00%
Redemption price upon equity financing (as a percent)	125.00%
Carrying value of convertible notes and accrued interest prior to payoff		$ 9,867,000
Loss on extinguishment of convertible notes		$ 86,000
Interest expense									$ 0	$ 1,230,000	$ 2,633,000
Convertible Notes | Embedded derivatives in convertible notes
Convertible Notes
Fair value of embedded derivative liability recorded upon issuance	$ 179,000
Convertible Notes | Conversion of notes into Series E Convertible Preferred Stock
Convertible Notes
Outstanding notes and accrued interest converted into shares of preferred stock						$ 11,582,000
Loss on extinguishment of convertible notes						$ 1,234,000
Convertible Notes | Common Stock Warrants issued with Convertible Notes
Convertible Notes
Percentage of principal amount of debt used to calculate number of shares under warrant								15.00%
Convertible Notes | LIBOR
Convertible Notes
LIBOR period used to calculate interest rate	30 days
Percentage added to interest rate base per annum	6.00%